Income taxes - Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current year tax (expense) / benefit	€ (2,008.0)	€ (1,535.6)	€ (1,766.1)
Prior year tax (expense) / benefit	10.9	(211.2)	113.1
Total income tax (expense) / benefit current	(1,997.1)	(1,746.8)	(1,653.0)
Changes to recognition of operating losses and tax credits	(52.4)	(24.9)	3.0
Prior year tax (expense) / benefit	51.7	93.1	(85.2)
Tax rate changes	16.4	0.0	13.5
Origination and reversal of temporary differences, operating losses and tax credits	(32.0)	(2.0)	285.9
Total deferred tax (expense) / benefit	€ (16.3)	€ 66.2	€ 217.2